PREPAID LAND LEASE PAYMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Amortization of intangible assets	¥ 9,610	$ 1,398	¥ 5,256	¥ 1,195
Secured Debt, Other	501,789		280,459		$ 72,982
Redeemable Noncontrolling Interest, Equity, Redemption Value			396,281		63,154
Prepaid Expense	¥ 425,743		¥ 48,273		$ 61,922